Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Amount of current liabilities exceeding current assets	¥ 59,615
Net cash generated from operating activities	15,388	¥ 17,732		¥ 23,764
Net cash used in investing activities	(20,517)	(8,236)		(15,750)
Net cash generated from/(used in) financing activities	5,220	(6,796)		(8,459)
Net increase/(decrease) in cash and cash equivalents	91	2,700		(445)
Approximate maximum amount available of banking facilities with PRC banks and financial institutions for providing bank financing	243,910
Approximate unutilised bank financing	193,871
Trade receivables	¥ 2,901	¥ 2,675	[1]
Debt ratio	68.00%	71.00%
Trade receivables [member] | Accumulated impairment provision [member]
Disclosure of detailed information about financial instruments [line items]
Impaired trade receivables		¥ 37
Other trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Credit loss allowance for other trade receivables	¥ 8
Billing and Settlement Plan agents [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	955	1,015
100 basis points increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	(539)	(530)		(376)
100 basis points decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	539	530		376
10 percent increase in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	4,292	3,190		2,380
10 percent decrease in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	¥ (4,292)	¥ (3,190)		¥ (2,380)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).